Capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Historical Changes in the Share Capital of the Company
The table below presents the historical changes in the share capital of the Company as of December 31, 2017, 2018 and 2019:

Date	Nature of the transactions	Share capital	Share premium	Number of shares	Nominal value
Balance as of January 1, 2017		2,464 . 9	405,882 . 5	24,648,828	0.10	€
2/3/2017	Capital increase by issuance of common shares	2.0	100.7	20,010	0.10	€
2/9/2017	Issue of share subscription warrants		237.4
5/16/2017	Capital increase by issuance of common shares	4.0	170.7	40,365	0.10	€
7/12/2017	Capital increase by issuance of common shares	0.2	8.3	1,650	0.10	€
8/4/2017	Capital increase by issuance of common shares	0.1	64.6	1,200	0.10	€
8/15/2017	Issue of share subscription warrants		53.1
9/14/2017	Capital increase by issuance of common shares	3.6	208.2	35,925	0.10	€
9/29/2017	Capital increase by issuance of common shares	0.1	4.0	500	0.10	€
9/30/2017	Capital increase by incorporation of reserve	23.1	-23.1	230,843	0.10	€
10/2/2017	Capital increase by issuance of common shares	0.1	4.0	500	0.10	€
12/15/2017	Capital increase by incorporation of reserve	1.1	-1.1	11,001	0.10	€

Balance as of December 31, 2017		2,499 . 1	406,709 . 3	24,990,822	0.10	€

Balance as of January 1, 2018		2,499 . 1	406,709 . 3	24,990,822	0.10	€

1/8/2018	Capital increase by issuance of common shares	0.7	52.3	7,000	0.10	€
1/9/2018	Capital increase by issuance of common shares	0.5	25.2	5,010	0.10	€
1/16/2018	Capital increase by issuance of common shares	2.0	100.4	19,950	0.10	€
1/18/2018	Capital increase by issuance of common shares	12.9	963.6	129,000	0.10	€
1/30/2018	Capital increase by issuance of common shares	1.3	97.1	13,000	0.10	€
1/31/2018	Capital increase by issuance of common shares	2.0	149.4	20,000	0.10	€
2/16/2018	Capital increase by incorporation of reserve	23.8	-23.8	238,337	0.10	€
3/13/2018	Capital increase by incorporation of reserve	23.8	-23.8	238,319	0.10	€
3/23/2018	Capital increase by issuance of common shares	352.8	122,095.5	3,527,752	0.10	€
3/26/2018	Capital increase by issuance of common shares	52.9	18,314.3	529,162	0.10	€
4/5/2018	Capital increase by issuance of common shares	1.2	91.9	12,302	0.10	€
4/6/2018	Capital increase by incorporation of reserve	5.8	-5.8	57,500	0.10	€
4/6/2018	Capital increase by issuance of common shares	1.4	105.6	14,138	0.10	€
4/9/2018	Capital increase by issuance of common shares	0.4	26.6	3,560	0.10	€
4/16/2018	Capital increase by issuance of common shares	0.3	21.2	2,500	0.10	€
4/16/2018	Capital increase by issuance of common shares	0.3	20.0	2,500	0.10	€
4/16/2018	Capital increase by issuance of common shares	0.3	46.7	2,500	0.10	€
6/21/2018	Capital increase by incorporation of reserve	19.3	-19.3	193,000	0.10	€
7/2/2018	Issue of share subscription warrants		163.7
7/5/2018	Capital increase by issuance of common shares	3.3	164.1	32,625	0.10	€
7/11/2018	Capital increase by issuance of common shares	6.4	478.1	64,000	0.10	€
8/16/2018	Capital increase by incorporation of reserve	1.0	-1.0	10,000	0.10	€
9/1/2018	Capital increase by incorporation of reserve	0.5	-0.5	5,000	0.10	€
9/21/2018	Capital increase by issuance of common shares	0.5	37.3	5,000	0.10	€
10/27/2018	Capital increase by incorporation of reserve	1.5	-1.5	15,000	0.10	€
12/9/2018	Capital increase by incorporation of reserve	2.0	-2.0	19,800	0.10	€
12/31/2018	Fees charged to share premium		-10,292.6

Balance as of December 31, 2018		3,015 . 8	539,292 . 0	30,157,777	0.10	€

Balance as of January 1, 2019		3,015 . 8	539,292 . 0	30,157,777	0.10	€

4/8/2019	Capital increase by issuance of common shares	600.0	71,520.0	6,000,000	0.10	€
9/30/2019	Fees charged to share premium		-5,733.4
10/4/2019	Capital increase by incorporation of reserve	1.8	-1.8	18,000	0.10	€
10/11/2019	Capital increase by issuance of common shares	948.4	113,255.8	9,484,066	0.10	€
10/15/2019	Capital increase by issuance of common shares	136.9	16,344.7	1,368,667	0.10	€
12/31/2019	Fees charged to share premium		-9,216.7

Balance as of December 31, 2019		4,702 . 8	725,460 . 5	47,028,510	0.10	€

Summary of Share Warrants and Employee Warrants
The Company has issued share warrants (BSAs), employee warrants (BSPCEs),
f
r
ee
shares (AGAs) and stock-options (SO) as follows:

Grant date	Type	Number of options/warrants/ shares outstanding as of 01/01/2019	Number of options/warrants/ shares granted	Number of options/warrants/ shares vested/ exercised	Number of options/warrants/ shares voided	Number of options/warrants/ shares outstanding as of 12/31/2019	Maximum of shares to be issued	Number of options/warrants/ shares exercisable as of 12/31/2019	Subscription price
6/24/2011	BCE	7,166	—	—	—	7,166	107,490	107,490	5.13
6/24/2011	BSA2010	500	—	—	—	500	7,500	7,500	5.13
9/25/2012	BSA	5,000	—	—	—	5,000	5,000	5,000	8.59
7/25/2013	BSA	7,000	—	—	—	7,000	7,000	7,000	8.10
9/18/2013	SO	203,000	—	—	—	203,000	203,000	203,000	7.57
6/3/2014	SO	40,000	—	—	40,000	—	—	—	19.01
3/24/2015	BSA	10,000	—	—	—	10,000	10,000	10,000	43.00
6/23/2015	SO	120,000	—	—	—	120,000	120,000	120,000	48.90
11/19/2015	BSA	15,000	—	—	—	15,000	15,000	15,000	66.06
11/19/2015	SO	170,000	—	—	170,000	—	—	—	66.06
12/15/2015	BSA	73,500	—	—	—	73,500	73,500	73,500	64.14
1/4/2016	SO	75,000	—	—	—	75,000	75,000	56,250	65.68
4/21/2016	SO	22,000	—	—	—	22,000	22,000	16,500	62.82
6/21/2016	SO	87,500	—	—	50,000	37,500	37,500	32,813	53.96
6/21/2016	BSA	20,000	—	—	—	20,000	20,000	20,000	52.97
8/1/2016	SO	10,000	—	—	—	10,000	10,000	7,500	62.24
9/15/2016	SO	9,300	—	—	—	9,300	9,300	6,975	62.80
10/17/2016	SO	9,300	—	—	—	9,300	9,300	6,975	64.39
11/15/2016	SO	8,300	—	—	—	8,300	8,300	6,225	68.33
12/9/2016	BSA	34,008	—	—	—	34,008	34,008	34,008	69.75
12/9/2016	SO	51,995	—	—	9,050	42,945	42,945	32,209	69.75
12/15/2016	SO	1,100	—	—	—	1,100	1,100	825	69.35
1/16/2017	SO	19,100	—	—	19,100	—	—	—	66.11
3/14/2017	AGA	17,000	—	6,000	5,000	6,000	6,000	—
3/15/2017	SO	7,200	—	—	7,200	—	—	—	66.25
4/18/2017	SO	7,200	—	—	—	7,200	7,200	4,500	60.77
4/20/2017	AGA	24,000	—	12,000	4,000	8,000	8,000	—
6/15/2017	BSA	9,000	—	—	—	9,000	9,000	9,000	59.05
6/15/2017	SO	91,000	—	—	30,000	61,000	61,000	38,125	60.54
6/15/2017	SO	111,600	—	—	55,000	56,600	56,600	41,000	59.05
7/17/2017	SO	7,200	—	—	—	7,200	7,200	3,600	71.61
9/15/2017	SO	45,400	—	—	—	45,400	45,400	22,700	74.22
12/5/2017	SO	540,075	—	—	204,050	336,025	336,025	183,013	39.00
12/15/2017	SO	8,300	—	—	—	8,300	8,300	4,150	38.18
1/15/2018	SO	8,300	—	—	—	8,300	8,300	3,113	43.60
4/16/2018	SO	16,500	—	—	—	16,500	16,500	6,188	38.64
7/2/2018	BSA	44,000	—	—	—	44,000	44,000	44,000	37.24
5/15/2018	SO	16,500	—	—	—	16,500	16,500	6,188	40.84
6/15/2018	SO	23,600	—	—	—	23,600	23,600	8,850	38.92
6/22/2018	AGA	465,028	—	—	64,100	400,928	400,928	—
6/22/2018	SO	50,000	—	—	—	50,000	50,000	—	37.22
7/16/2018	SO	28,800	—	—	—	28,800	28,800	—	33.81
8/15/2018	SO	33,500	—	—	7,200	26,300	26,300	—	32.90
9/6/2018	AGA	450	—	—	—	450	450	—
9/6/2018	SO	65,000	—	—	—	65,000	65,000	—	36.96
9/17/2018	SO	80,900	—	—	36,425	44,475	44,475	—	40.94
10/15/2018	SO	76,700	—	—	5,400	71,300	71,300	—	37.28
11/1/2018	AGA	46,500	—	—	2,500	44,000	44,000	—
11/15/2018	SO	26,000	—	—	7,200	18,800	18,800	—	32.57
11/29/2018	SO	350,000	—	—	—	350,000	350,000	—	30.02
12/12/2018	AGA	19,250	—	—	4,250	15,000	15,000	—
12/12/2018	SO	34,000	—	—	—	34,000	34,000	—	27.96
12/17/2018	SO	7,200	—	—	—	7,200	7,200	—	26.76
1/15/2019	SO	—	9,500	—	7,200	2,300	2,300	—	15.61
3/20/2019	SO	—	547,100	—	52,300	494,800	494,800	—	14.58
5/10/2019	AGA	—	100,000	—	20,000	80,000	80,000	—
5/15/2019	SO	—	7,200	—	—	7,200	7,200	—	16.82
5/24/2019	SO	—	150,000	—	—	150,000	150,000	—	16.99
6/17/2019	SO	—	7,200	—	—	7,200	7,200	—	16.38
7/1/2019	SO	—	403,400	—	49,400	354,000	354,000	—	15.43
7/22/2019	SO	—	75,000	—	—	75,000	75,000	—	17.90
7/31/2019	AGA	—	23,750	—	—	23,750	23,750	—
9/16/2019	SO	—	34,000	—	—	34,000	34,000	—	18.00
10/11/2019	AGA	—	40,000	—	—	40,000	40,000	—
10/16/2019	SO	—	3,500	—	—	3,500	3,500	—	15.30
12/16/2019	SO	—	53,100	—	—	53,100	53,100	—	15.80
12/20/2019	AGA	—	23,600	—	—	23,600	23,600	—

Total		3 258 972	1,477,350	18,000	849,375	3,868,947	3,976,271	1,143,194